LAND USE RIGHTS AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
LAND USE RIGHTS AND INTANGIBLE ASSETS [Text Block]

10.     LAND USE RIGHTS AND INTANGIBLE ASSETS

(a) Deposits for purchase of land use rights

As of December 31, 2013 and 2012, deposits for the purchase of land use rights represent deposits for purchase of land use rights in Dongguan City of approximately $18.24 million (RMB111.37 million) and $19.09 million (RMB120.26 million) by IST.

(b) Land use rights

As of December 31, 2013 and 2012, land use rights consist of:

	December 31,	December 31
	2013	2012
Land use rights	$13,760,722	$13,340,419
Less: accumulated amortization	(538,280)	(218,056)
Land use rights, net	$13,222,442	$13,122,363

Amortization expense for the years ended December 31, 2013, 2012 and 2011 was $309,000, $120,000 and $44,000, respectively.

Estimated amortization for the next five years and thereafter is as follows:
2013	$313,356
2014	313,356
2015	313,356
2016	313,356
2017	313,356
Thereafter	11,655,662
Total	$13,222,442

(c) Intangible assets

As of December 31, 2013 and 2012, intangible assets consist of:

	December 31,	December 31
	2013	2012
Software development costs	$15,607,305	$11,611,432
Technology	2,717,420	7,779,315
Trademarks	4,677,891	4,489,623
Customer base	329,037	318,988
Sub-Total	23,331,653	24,199,358
Less: accumulated amortization	(9,023,714)	(9,782,382)
Intangible assets, net	$14,307,939	$14,416,976

Amortization expense for the years ended December 31, 2013, 2012 and 2011 was approximately $1.09 million, $2.17 million and $1.71 million, respectively.

Based on the discounted cash flow method, management determined approximately $2.01 million technology was impaired during the year ended December 31, 2013.

Estimated amortization for the next five years and thereafter is as follows:

2013	$2,079,532
2014	1,993,265
2015	1,655,626
2016	1,643,301
2017	1,353,382
Thereafter	5,582,833
Total	$14,307,939